RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

Sponsor Shares

On March 16, 2021, our Sponsor purchased 2,875,000 shares (the “Founder Shares”) of the Company’s Common Stock for an aggregate price of $25,000.

Prior to the effective date of the registration statement filed in connection with the Initial Public Offering, the Company entered into agreements with its directors in connection with their board service and certain members of its advisory board in connection with their advisory board service for its Sponsor to transfer an aggregate of 277,576 of its Founder Shares to the Company’s directors for no cash consideration and an aggregate of 60,000 of its Founder Shares to certain members of the Company’s advisory board for no cash consideration, for a total of 337,576 shares, approximating the fair value of the shares on such date, or $34. The shares were subsequently transferred prior to the effectiveness of the Company’s registration statement. The Founder Shares do not have redemption rights and will be worthless unless the Company consummates its Initial Business Combination. During the year ended December 31, 2024, a director resigned resulting in the transfer of 28,000 Founder Shares back to the Sponsor.

Private Placement Warrants

Our Sponsor purchased from us an aggregate of 10,900,000 Private Placement Warrants at a purchase price of $0.50 per warrant, or $5,450,000 in the aggregate, in a private placement that closed simultaneously with the closing of the Initial Public Offering. A portion of the proceeds received from the purchase equal to $3,450,000 was placed in the Trust Account so that at least $10.10 per share sold to the public in the Initial Public Offering is held in the Trust Account.

Related Party Receivable

As of December 31, 2024 and 2023, the Company had a related party receivable for $97,434 and $0, respectively, related to amounts owed from Sponsor in connection with over withdrawal of funds from Trust Account.

March 2021 Promissory Note – Related Party

On March 16, 2021, the Company issued an unsecured promissory note to the Sponsor (extended by amendment in March 2022 to the consummation of an Initial Business Combination) (the “March 2021 Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000, of which $0 was outstanding under the March 2021 Promissory Note as of December 31, 2022. Through December 31, 2023, the Company effected drawdowns of $300,000 under the March 2021 Promissory Note. The March 2021 Promissory Note is non-interest bearing and payable on the date on which the Company consummates its Initial Business Combination. The Sponsor may elect to convert any portion or all of the amount outstanding under the March 2021 Promissory Note into Private Placement Warrants to purchase shares of Common Stock of the Company at a conversion price of $0.50 per warrant, and each warrant will entitle the holder to acquire one-half share of the Company’s Common Stock at an exercise price of $11.50 per share, commencing on the date of the Initial Business Combination of the Company, and otherwise on the terms of the Private Placement Warrants.

The Company analyzed the conversion feature of the March 2021 Promissory Note into private warrants under ASC 815, Derivatives and Hedging, ASC 450, Contingencies, ASC 480, Distinguishing Liabilities from Equity and ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). Prior to any Initial Business Combination, the outstanding amounts under the March 2021 Promissory Note are recorded as a liability on the balance sheet. The conversion feature for any such outstanding amounts requires liability treatment on the balance sheet and should be recorded at fair value with changes to the fair value being recorded through the income statement. Once converted, the private warrants, being identical to the Public Warrants, will be classified under equity treatment. However, given that the fair value of such conversion feature is not material as of the latest drawdown date, and the reporting date, or December 31, 2023, management has not recorded any such adjustment to the Company’s financial statements.

October 2023 Promissory Note – Related Party

On October 31, 2023, the Company issued an unsecured promissory note to the Sponsor (the “October 2023 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $1,000,000. Through December 31, 2024, the Company effected drawdowns of $904,500 under the October 2023 Promissory Note. The October 2023 Promissory Note does not bear interest and matures upon the closing of the Initial Business Combination. In the event that the Company does not consummate an Initial Business Combination, the October 2023 Promissory Note will be repaid only from amounts remaining outside of the Trust Account, if any.

Extension Notes – Related Party

As previously disclosed, on December 5, 2022, the Company issued the First Extension Note to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $750,000 in connection with the extension of the Termination Date. The First Extension Note does not bear interest and matures upon the earlier of (a) the closing of an Initial Business Combination and (b) the Company’s liquidation. In the event that the Company does not consummate an Initial Business Combination, the First Extension Note will be repaid only from amounts remaining outside of the Trust Account, if any. Upon the consummation of an Initial Business Combination, the Sponsor may elect to convert any portion or all of the amount outstanding under the First Extension Note into private warrants to purchase shares of the Company’s Common Stock at a conversion price of $0.50 per private warrant. Such private warrants will be identical to the Private Placement Warrants issued to the Sponsor at the time of the Initial Public Offering. The balance on the First Extension Note as of December 31, 2024 and 2023 was $750,000.

As previously disclosed, in connection with the approval of the June 2023 Extension Amendment on June 12, 2023, on June 13, 2023, the Company issued the Second Extension Note to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $390,000 in connection with the extension of the Termination Date. The Second Extension Note does not bear interest and matures upon the earlier of (a) the closing of an Initial Business Combination and (b) the Company’s liquidation. In the event that the Company does not consummate an Initial Business Combination, the Second Extension Note will be repaid only from amounts remaining outside of the Trust Account, if any. Upon the consummation of an Initial Business Combination, the Sponsor may elect to convert any portion or all of the amount outstanding under the Second Extension Note into private placement warrants to purchase shares of the Company’s Common Stock at a conversion price of $0.50 per private placement warrant. Such private placement warrants will be identical to the Private Placement Warrants issued to the Sponsor at the time of the Initial Public Offering. The balance on the Second Extension Note as of December 31, 2024 and 2023 was $390,000.

As previously disclosed, in connection with the approval of the November 2023 Extension Amendment on November 30, 2023, on December 13, 2023, the Company issued the Third Extension Note to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $330,000 in connection with the extension of the Termination Date. The Third Extension Note does not bear interest and matures upon the earlier of (a) the closing of an Initial Business Combination and (b) the Company’s liquidation. In the event that the Company does not consummate an Initial Business Combination, the Third Extension Note will be repaid only from amounts remaining outside of the Trust Account, if any. The balance on the Third Extension Note as of December 31, 2024 and 2023 was $330,000 and $55,000, respectively.

As previously disclosed, in connection with the approval of the June 2024 Extension Amendment on June 3, 2024, on June 12, 2024, the Company issued the Fourth Extension Note to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $180,000 in connection with the extension of the Termination Date. The Fourth Extension Note does not bear interest and matures upon the earlier of (a) the closing of an Initial Business Combination and (b) the Company’s liquidation. In the event that the Company does not consummate an Initial Business Combination, the Fourth Extension Note will be repaid only from amounts remaining outside of the Trust Account, if any. The balance on the Fourth Extension Note as of December 31, 2024 and 2023 was $180,000 and $0, respectively.

As previously disclosed, in connection with the approval of the December 2024 Extension Amendment on December 10, 2024, on December 16, 2024, the Company issued the Fifth Extension Note to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $180,000 in connection with the extension of the Termination Date. The Fifth Extension Note does not bear interest and matures upon the earlier of (a) the closing of an Initial Business Combination and (b) the Company’s liquidation. In the event that the Company does not consummate an Initial Business Combination, the Fifth Extension Note will be repaid only from amounts remaining outside of the Trust Account, if any. The balance on the Fifth Extension Note as of December 31, 2024 and 2023 was $30,000 and $0, respectively.

Through the date of this report, the Company has effected drawdowns of an aggregate of $1,740,000 under the Extension Notes and caused such sums to be deposited into the Trust Account in connection with the extension of the Termination Date from December 17, 2022 to March 17, 2025. Such amounts will be distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with (a) the vote to approve the Charter Extension Amendment or (b) the consummation of an Initial Business Combination.

The Company analyzed the conversion feature of the First and Second Extension Notes into private warrants under ASC 815, Derivatives and Hedging, ASC 450, Contingencies, ASC 480, Distinguishing Liabilities from Equity and ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40).” Prior to an Initial Business Combination, the outstanding amounts under the Extension Notes are recorded as a liability on the balance sheet. The conversion feature for any such outstanding amounts requires liability treatment on the balance sheet and should be recorded at fair value with changes to the fair value being recorded through the income statement. Once converted, the private warrants, being identical to the Public Warrants, will be classified under equity treatment. However, given that the fair value of such conversion feature is not material as of the latest drawdown date of each of the Extension Notes, the reporting date, or December 31, 2024, management has not recorded any such adjustment to the Company’s financial statements.

Administrative Support Agreement

The Company entered into an agreement to pay our Sponsor a monthly fee of $10,000 for office space, secretarial, and administrative support services provided to the Company beginning in September 2021 and continuing monthly until the earlier of the completion of an Initial Business Combination or the Company’s liquidation. As of December 31, 2024, $345,000 is owed to the Sponsor under this agreement.

Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

Due from officer

The Company provided loans to an officer through payroll advances. The loans are interest-free with no stated repayment terms. As of June 30, 2024 and December 31, 2023, amounts due from officer were $250,040 and $188,540, respectively.

Accrued wage payables to an officer

The Company has accrued $410,746 and $295,746 for wages payable to an officer as of June 30, 2024 and December 31, 2023, respectively. The accruals are included in due to related parties (current) as of June 30, 2024 and December 31, 2023, respectively, on the accompanying consolidated balance sheets.

Consulting arrangements

The Company has consulting arrangement with three other entities in which the Company’s Chief Executive Officer or stockholder have a material financial interest. As of June 30, 2024 and December 31, 2023, the Company owed a total of $425,262 and $468,377 to these related parties. These liabilities are included in due to related parties, current on the accompanying consolidated balance sheets. For the six months ended June 30, 2024 and 2023, the Company recognized $349,569 and $119,266 as consulting expenses.

For the six months ended June 30, 2024 and 2023, consulting expenses consisted of the following:

	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2023
Software development	$0	$66,985
Marketing consulting	349,569	52,281
Total	$349,569	$119,266

Loans from stockholders

During 2022, the Company received various loans, in the amount of $5,678,695, from seven of its stockholders, of which one is the Company’s Chief Executive Officer (“CEO”), and another is a relative of the CEO. All loans are non-interest bearing, and repayments of the loans will not be required until the Company has adequate funds to remain solvent. On April 13, 2023, the Company’s CEO purchased loans from other stockholders in the amount of €646,619 ($711,280) and loans from third-party financing in the amount of €285,000 ($313,500). During 2023, the CEO also loaned the Company an additional $2,602,873.

On April 20, 2023, the Company’s CEO exchange €5,450,000 of the loans owed by the Company to subscribe to a €5,450,000 ($5,886,000 as of February 23, 2024) convertible notes (CRM Atlantic Limited Xtribe Convertible 2023), consisting of 54,450 100 EURO notes. The unsecured CRM Atlantic Limited Xtribe Convertible 2023 notes have an interest rate of 7%, a maturity date of May 31, 2023. and is convertible at the holder’s option into ordinary shares of the Company at a conversion price of $6,57 per share. On March 18, 2024, the maturity date was extended to May 31, 2025. As of December 31, 2023, the €5,450,000 ($6,022,250) CRM Atlantic Limited Xtribe Convertible 2023 is reflected in due to related parties, non-current on the accompanying 2023 consolidated balance sheet. On February 23, 2024 the Company CEO converted the CRM notes into 895,687 Xtribe PLC shares.

NOTE 4 - RELATED PARTY TRANSACTIONS

Due from officer

The Company provided loans to an officer through payroll advances. The loans are interest-free with no stated repayment terms . As of December 31, 2023, and 2022, the amounts due from the officer was $188,540 and $105,960, respectively.

Accrued wage payables to an officer

The Company has accrued $295,746 and $180,746 for wages payable to an officer as of December 31, 2023 and 2022. The accruals are included in due to related parties (current) and payroll-related liabilities as of December 31, 2023 and 2022, respectively, on the accompanying consolidated balance sheets.

Consulting arrangements

The Company has consulting arrangement with three other entities in which the Company’s Chief Executive Officer or stockholder have a material financial interest. As of December 31, 2023, and 2022, the Company owed a total of $468,377 and $74,399 to these related parties. These liabilities are included in due to related parties, current on the accompanying consolidated balance sheets. For the years ended December 31, 2023 and 2022, the Company recognized $222,209 and $135,100 as consulting expenses.

As of December 31, 2023, and 2022, consulting expenses consisted of the following:

	December 31, 2023	December 31, 2022
Software development	$66,500	$12,952
Marketing consulting	155,709	122,148
Total	$222,209	$135,100

Loans from stockholders

As of December 31, 2022, the Company received various loans, in the amount of $5,678,695, from seven of its stockholders, of which one is the Company’s Chief Executive Officer (“CEO”), and another is a relative of the CEO. All loans are non-interest bearing, and repayments of the loans will not be required until the Company has adequate funds to remain solvent. As of December 31, 2022, $477,538 was included in due to related parties, current and $5,201,157 was included in due to related parties, non-current in the accompanying consolidated balance sheet.

XTRIBE P.L.C and Subsidiaries

Notes to Consolidated Financial Statements

On April 13, 2023, the Company’s CEO purchased loans from other stockholders in the amount of €646,619 ($711,280) and loans from third-party financing in the amount of €285,000 ($313,500). During 2023, the CEO also loaned the Company an additional $2,602,873.

On April 20, 2023, the Company’s CEO exchange €5,450,000 of the loans owed by the Company to subscribe to a €5,450,000 ($5,886,000 as of February 23, 2024) convertible notes (CRM Atlantic Limited Xtribe Convertible 2023), consisting of 54,450 100 EURO notes. The unsecured CRM Atlantic Limited Xtribe Convertible 2023 notes have an interest rate of 7%, a maturity date of May 31, 2023. and is convertible at the holder’s option into ordinary shares of the Company at a conversion price of $6,57 per share. On March 18, 2024, the maturity date was extended to May 31, 2025. As of December 31, 2023, the €5,450,000 ($6,022,250) CRM Atlantic Limited Xtribe Convertible 2023 is reflected in due to related parties, non-current on the accompanying 2023 consolidated balance sheet. On February 23, 2024 the Company CEO converted the CRM notes into 895,687 Xtribe PLC shares.